Bitwise Ethereum Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 4.0%
Calls – Exchange-Traded – 4.0%
ProShares Ether ETF
Expiration: 4/17/26; Exercise Price: $26.00 ........................... 280 $ 728,000 $ 32,900
Total Purchased Options (Cost $64,833) ........................................................... 32,900
Shares
Money Market Funds – 14.7%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $119,914) ............................................................. 119,914 119,914
Total Investments – 18.7%
(Cost $184,747) ............................................................................. $ 152,814
Other Assets in Excess of Liabilities – 81.3% ........................................................ 665,346
Net Assets – 100.0% .......................................................................... $ 818,160
Number of
Contracts Notional Amount Value
Written Options – (7.7)%
. – . –
Calls – Exchange-Traded – (2.2)%
ProShares Ether ETF
Expiration: 4/17/26; Exercise Price: $28.00 ........................... (280) $ (784,000) $ (18,200)
Puts – Exchange-Traded – (5.5)%
ProShares Ether ETF
Expiration: 4/17/26; Exercise Price: $26.01 ........................... (280) (728,280) (44,411)
Total Written Options (Premiums Received $94,613) .................................................. $ (62,611)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Option ............................................................................... 4.0%
Money Market Funds ............................................................................. 14.7%
Total Investments ................................................................................ 18.7%
Other Assets in Excess of Liabilities .................................................................. 81.3%
Net Assets ..................................................................................... 100.0%